Concentration of Credit Risk (Tables)	12 Months Ended
Sep. 30, 2024
Concentration of Credit Risk [Abstract]
Schedule of Group’s Total Revenue	The following table sets forth a summary of single Customers who represent 10% or more of the Group’s total revenue.
	For the years ended September 30,
	2024	2023	2022
Percentage of the Group’s total revenue
Customer E	23.08%	*	*
Customer A	*	11.95%	18.03%
Customer B	*	10.73%	17.53%
Customer C	*	*	10.53%
The following table sets forth a summary of single Customers who represent 10% or more of the Group’s total accounts receivable:
	As of September 30,
	2024	2023
Percentage of the Group’s accounts receivable
Customer E	42.10%	32.10%
Customer F	*	19.52%
Customer K	17.66%	*
Customer L	14.17%	*
Customer M	13.29%	*
Customer N	10.51%	*
The following table sets forth a summary of single Customers who represent 10% or more of the Group’s total contract liabilities:
	As of September 30,
	2024	2022
Percentage of the Group’s contract liabilities
Customer G	17.41%	16.72%
Customer O	22.79%	*
Customer J	13.26%	*
Customer P	13.08%	*
Customer Q	11.06%	*
Customer I	*	26.44%
Customer J	*	13.22%
Customer B	*	28.50%
The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:
	For the years ended September 30,
	2024	2023	2022
Percentage of the Group’s purchase
Supplier N	15.39%	*	*
Supplier A	*	17.02%	20.59%
Supplier B	10.74%	17.52%	15.97%
Supplier C	*	11.04%	*

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total account payable to suppliers:
	As of September 30,
	2024	2023
Percentage of the Group’s account payable
Supplier O	20.05%	*
Supplier C	33.07%	34.66%
Supplier K	*	23.66%
Supplier L	*	10.69%
Supplier M	*	10.13%
The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total advance to suppliers:
	As of September 30,
	2024	2023
Percentage of the Group’s advance to
Supplier P	46.85%	*
Supplier Q	27.22%
Supplier H	*	22.38%
Supplier I	*	18.13%
Supplier J	*	12.32%
*	represent percentage less than 10%